Temporary Equity (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - Series D Preferred Stock [Member] - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Dec. 19, 2019	Sep. 06, 2019	Jul. 15, 2019	Mar. 31, 2020	Dec. 31, 2019
Temporary equity, value of shares to be issued				$ 203
FaceBank Group, Inc Pre-Merger [Member]
Temporary equity, number of shares to be issued	253,000	203,000	253,000
Temporary equity, value of shares to be issued	$ 253	$ 203	$ 253	$ 203	$ 709
Cumulative cash dividend rate					8.00%
Dividend price per share					$ 1.00
Cash dividend, description					Holders of shares of the Series D Preferred Stock are entitled to receive, cumulative cash dividends at the rate of 8% on $1.00 per share of the Series D Preferred Stock per annum (equivalent to $0.08 per annum per share).
Trading price, price limit to be classified as temporary equity					$ 0.35
Preferred stock, increased par value					$ 1.29
Bifurcated redemption feature recognized					$ 589
Accrued dividend					$ 14